Schedule of Restatement of Cash Flows (Details) - USD ($)	3 Months Ended						6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Net loss	$ (935,353)	$ (1,070,513)	$ (937,097)	$ (1,057,708)	$ (2,918,448)	$ (542,413)	$ (3,460,861)	$ (2,942,963)	$ (4,518,569)	$ (6,147,063)	$ (1,343,572)
Additional shares issued for prior year software acquisition							2,218,722		2,218,722	2,218,722
Net cash used in operating activities							(960,625)	$ (2,380,281)	(1,545,458)	$ (2,377,888)	$ (722,145)
Previously Reported [Member]
Net loss							(4,037,021)		(5,094,729)
Additional shares issued for prior year software acquisition							2,794,882		2,794,882
Net cash used in operating activities							(960,625)		(1,545,458)
Revision of Prior Period, Reclassification, Adjustment [Member]
Net loss							576,160		576,160
Additional shares issued for prior year software acquisition							(576,160)		(576,160)
Net cash used in operating activities